SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Schedule H, Line 4i
APTARGROUP, INC.
PROFIT SHARING AND SAVINGS PLAN
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AT DECEMBER 31, 2025

Name of plan sponsor:	AptarGroup, Inc.
Employer identification number:	36-3853103
Three-digit plan number:	002

	Issuer	Identity of Issue	Description of Investment	Cost**	Fair Value
Common Stock
*	AptarGroup, Inc.	Aptar Stock Fund	Common Stock		$21,183,428
Mutual Funds
*	Fidelity Investments	Government Money Market Fund	Mutual Fund		10,054,271
	BAMCO, Inc.	Baron Asset Fund	Mutual Fund		6,470,860
*	Fidelity Investments	Diversified International K Fund	Mutual Fund		18,165,898
	Virtus Investment Advisors, Inc.	NFJ Dividend Value Fund R6 Class	Mutual Fund		12,912,934
*	Fidelity Investments	Stock Selector Small Cap Fund	Mutual Fund		9,519,918
	Baird Funds	Aggregate Bond Fund Institutional Class	Mutual Fund		10,137,233
*	Fidelity Investments	Fidelity Contrafund K	Mutual Fund		59,140,160
*	Fidelity Investments	Fidelity 500 Index Fund	Mutual Fund		39,229,628
*	Fidelity Investments	Freedom Income Fund K	Mutual Fund		366,872
*	Fidelity Investments	Freedom 2010 Fund K	Mutual Fund		362,195
*	Fidelity Investments	Freedom 2015 Fund K	Mutual Fund		1,260,157
*	Fidelity Investments	Freedom 2020 Fund K	Mutual Fund		2,119,039
*	Fidelity Investments	Freedom 2025 Fund K	Mutual Fund		10,987,320
*	Fidelity Investments	Freedom 2030 Fund K	Mutual Fund		23,535,737
*	Fidelity Investments	Freedom 2035 Fund K	Mutual Fund		31,958,659
*	Fidelity Investments	Freedom 2040 Fund K	Mutual Fund		24,465,632
*	Fidelity Investments	Freedom 2045 Fund K	Mutual Fund		21,168,999
*	Fidelity Investments	Freedom 2050 Fund K	Mutual Fund		22,683,209
*	Fidelity Investments	Freedom 2055 Fund K	Mutual Fund		12,354,289
*	Fidelity Investments	Freedom 2060 Fund K	Mutual Fund		9,541,156
*	Fidelity Investments	Freedom 2065 Fund K	Mutual Fund		3,254,159
*	Fidelity Investments	Freedom 2070 Fund K	Mutual Fund		199,346
Money Market Funds
*	Fidelity Investments	Cash Reserves Fund	Money Market Fund		5,973
Stable Value Funds
*	Fidelity Management Trust Company	Managed Income Portfolio	Collective Trust Fund		5,572,319
Participant Loans
*	Plan Participants	Participant Loans – Range of interest rates 4.25‑9.50%			4,690,139
					$361,339,530
*Party-in-interest as defined by ERISA
**Investments are participant-directed. Cost is not required to be presented.